PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Principal accounting policies
Summary of Company's major VIEs and VIE's subsidiaries
The following is a summary of the Company’s major VIEs and VIEs’ subsidiaries:

Name of major VIEs and their major subsidiaries	Date of establishment

Shanghai Ctrip Commerce Co., Ltd., (“Ctrip Commerce”)	Established on July 18, 2000

Shanghai Huacheng Southwest International Travel Agency Co., Ltd., (“Shanghai Huacheng”, a subsidiary of Ctrip Commerce)	Established on March 13, 2001

Beijing Qu Na Information Technology Co., Ltd., (“Qunar Beijing”)	Established on March 17, 2006

Chengdu Ctrip Travel Agency Co., Ltd., (“Chengdu Ctrip”) (Note i)	Established on January 8, 2007

Note i: In December 2024, the Company terminated the contractual arrangements and acquired the equity interest of Chengdu Ctrip, which became a wholly-owned subsidiary of the Company.

Summary of consolidated balance sheet information of VIEs
Summary of selected financial information of the VIEs, which represents aggregated financial information of the VIEs and their respective subsidiaries included in the accompanying consolidated financial statements, is as follows (RMB in millions):

	As of December 31,
	2024	2025
Selected Balance Sheets Data of the VIEs
Cash and cash equivalents	2,740	3,007
Restricted cash	123	174
Short-term investments	2,390	3,023
Accounts receivable, net	1,114	1,329
Prepayments and other current assets	2,346	2,897
Investments (non-current)	1,903	1,344
Total assets	20,089	22,548
Less: Inter-company receivables (Note i)	(8,567)	(9,747)
Total assets excluding inter-company receivables	11,522	12,801
Short-term debt and current portion of long-term debt	3,535	1,345
Accounts payable	1,715	2,579
Advances from customers	3,895	2,101
Other payables and accruals	2,046	2,292
Total liabilities	19,362	21,363
Less: Inter-company payables (Note ii)	(7,325)	(11,486)
Total liabilities excluding inter-company payables	12,037	9,877

Note i :The inter-company receivables as of December 31, 2024 and 2025 mainly represented the receivables of VIEs due from the Company’s wholly-owned subsidiaries for treasury cash management purpose.
Note ii : The inter-company payables as of December 31, 2024 and 2025 mainly represented payables of VIEs due to the Company’s wholly-owned subsidiaries for treasury cash management purpose.

Summary of consolidated results of operations information of VIEs
The following table sets forth the summary of results of operations of the VIEs and their subsidiaries (RMB in millions):

	For the years ended December 31,
	2023	2024	2025
Net revenues	10,050	11,780	11,615
Cost of revenues	5,118	5,731	4,420
Net (loss)/income	(945)	362	414

Summary of consolidated results of cash flows information of VIEs
The following tables set forth the summary of cash flow activities of the VIEs and their subsidiaries (RMB in millions):

	For the year ended December 31,
	2023	2024	2025
Net cash provided by operating activities	1,092	1,434	30
Net cash provided by/(used in) investing activities	109	(1,027)	(1,779)
Net cash (used in)/provided by financing activities	(1,182)	(926)	2,067

Schedule of property, equipment and software estimated useful lives

Building	20-40 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	3-5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-10 years

Allowance for doubtful accounts
The following table summarized the details of the Company’s allowance for expected credit losses (RMB in millions):

	2023	2024	2025
Allowance at beginning of year	770	496	622
Business combination	—	14	3
Provisions for credit losses	79	330	477
Write-offs	(353)	(218)	(260)

Allowance at end of year	496	622	842

Company's share option activities under all the incentive plans
The following table summarized the Company’s share option activities under all the option plans (in US$, except for shares):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2022	77,474,702	22.26	5.01	995

Granted	12,332,490	18.82
Exercised	(4,590,690)	12.18
Forfeited	(623,526)	12.57

Outstanding at December 31, 2023	84,592,976	22.38	4.70	1,195

Granted	11,406,176	15.31
Exercised	(14,954,835)	16.08
Forfeited	(917,259)	16.60

Outstanding at December 31, 2024	80,127,058	22.62	4.23	3,689

Granted	11,382,378	26.39
Exercised	(6,115,671)	11.10
Forfeited	(1,136,838)	4.33

Outstanding at December 31, 2025	84,256,927	24.22	3.84	4,018

Vested and expect to vest at December 31, 2025	81,675,354	24.32	3.78	3,887

Exercisable at December 31, 2025	51,987,268	26.05	2.69	2,384

Assumptions of Black-Scholes pricing model
The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions:

	2023	2024	2025
Risk-free interest rate	3.60%-4.72%	3.86%-4.30%	3.65%-4.61%
Expected life (years)	4 – 5	4 – 5	4 – 5
Expected dividend yield	0%	0%	0.4%
Volatility	48%-49%	46%-48%	46%-48%
Fair value of options at grant date per share	from US$16.08 to US$36.51	from US$16.37 to US$58.01	from US$24.40 to US$68.96

Schedule of restricted share activities under all incentive plans
The following table summarizes the Company’s RSUs activities under all incentive plans (in US$, except for shares):

	Number of Shares	Weighted average grant date fair value (US$)
Restricted shares

Unvested at December 31, 2022	751,506	28.59

Vested	(197,250)	30.51
Forfeited	(568)	29.03

Unvested at December 31, 2023	553,688	27.90

Vested	(192,072)	29.44
Forfeited	(60,114)	32.10

Unvested at December 31, 2024	301,502	26.08

Granted	651,042	58.18
Vested	(141,002)	27.23
Forfeited	(60,000)	26.19

Unvested at December 31, 2025	751,542	44.10

Summary of components of other income	The Company recognizes the income when the grants are received and no further conditions need to be met. Components of other (expense)/income were as follows (RMB in millions):

	2023	2024	2025
Government grants	608	787	1,341
Dividend from long-term investments	177	170	400
Foreign exchange gains/(losses)	29	(12)	316
Gain from acquirement of business or disposal of long-term investments (a)	11	12	15,409
Impairments of long-term investments	(115)	(122)	(35)
Fair value changes of equity securities investments and Exchangeable Senior Notes	(1,507)	1,082	3,954
Gain from the fair value remeasurement upon the discontinuance of the available-for-sale debt investments	—	—	143
Other	130	303	(207)

Total	(667)	2,220	21,321

(a)	In 2025, the Company recorded a RMB15.2 billion gain for sale of approximately 34 million Class B shares of MakeMyTrip Limited (“MakeMyTrip”) for total consideration of USD3.0 billion (Note 7).